Asset Retirement Obligations - Schedule of Movements in Asset Retirement Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligation at beginning of year	$ 52,568	$ 42,135	$ 34,752
Liabilities incurred in the current year		17,509
Liabilities disposed in the current year		(947)
Liabilities settled in the current year	(1,230)	(2,216)	(2,257)
Accretion expense (including related to discontinued operations of $997, $458 and $475 during 2014, 2013 and 2012)	5,960	4,982	4,317
Revision in estimated cash flow	19,668	(5,537)	3,239
Translation difference	(29,776)	(3,358)	2,084
Asset retirement obligation at end of year	$ 47,190	$ 52,568	$ 42,135